UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2007 Date of Reporting Period: 03/31/2007 Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (unaudited)
Nicholas High Income Fund, Inc.
AS OF: 03/31/07

		VALUE
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NON-CONVERTIBLE BONDS - 84.66%
	Consumer Discretionary - Auto & Components - 2.31%
$1,000,000	American Axle & Manufacturing,Inc. 5.25%, 02/11/14	$ 890,000
1,000,000	ArvinMeritor, Inc. 8.125%, 09/15/15	992,500
500,000	Ford Motor Company 7.45%, 07/16/31 (1)	386,875
		------------
		2,269,375
		------------
	Consumer Discretionary - Consumer Durables & Apparel - 3.05%
500,000	Standard Pacific Corp. 6.50%, 08/15/10 (1)	476,250
500,000	Technical Olympic USA, Inc. 8.75%, 04/01/11	463,750
750,000	K. Hovnanian Enterprises, Inc. 6.25%, 01/15/15	650,625
500,000	Jarden Corporation 7.50%, 05/01/17	505,000
1,000,000	General Motors Corporation 8.25%, 07/15/23	900,000
		------------
		2,995,625
		------------
	Consumer Discretionary - Consumer Services - 2.08%
1,500,000	United Rentals (North America), Inc. 7.75%, 11/15/13	1,541,250
500,000	Vail Resorts, Inc. 6.75%, 02/15/14	501,250
		------------
		2,042,500
		------------
	Consumer Discretionary - Hotels, Restaurants & Leisure - 4.28%
500,000	Harrah's Operating Company, Inc. 5.375%, 12/15/13	443,206
2,000,000	Station Casinos, Inc. 6.50%, 02/01/14	1,840,000
1,000,000	Herbst Gaming, Inc. 7.00%, 11/15/14	965,000
1,000,000	MGM MIRAGE 6.625%, 07/15/15	960,000
		------------
		4,208,206
		------------
	Consumer Discretionary - Media - 2.63%
1,000,000	EchoStar DBS Corporation 6.375%, 10/01/11	1,006,250
500,000	R.H. Donnelley Corporation 6.875%, 01/15/13 (1)	486,250
1,000,000	Nielsen Finance LLC 144A restricted, 10.00%, 08/01/14	1,090,000
		------------
		2,582,500
		------------
	Consumer Discretionary - Retail - 3.14%
2,000,000	Rent-A-Center, Inc. 7.50%, 05/01/10	2,015,000
1,000,000	Michaels Stores, Inc. 144A restricted, 10.00%, 11/01/14 (1)	1,070,000
		------------
		3,085,000
		------------
	Consumer Staples - Food & Staple Retail - 2.81%
1,000,000	Pilgrim's Pride Corporation 9.625%, 09/15/11	1,040,000
250,000	Denny's Holdings, Inc. 10.00%, 10/01/12	266,563
1,500,000	Restaurant Company (The) 10.00%, 10/01/13	1,455,000
		------------
		2,761,563
		------------
	Consumer Staples - Food, Beverage & Tobacco - 8.38%
2,500,000	Constellation Brands, Inc. 8.125%, 01/15/12 (1)	2,587,500
1,000,000	Reynolds American Inc. 7.25%, 06/01/13	1,047,910
1,500,000	Pinnacle Foods Group Inc. 8.25%, 12/01/13	1,631,325
1,000,000	Pinnacle Foods Finance LLC 144A restriced, 9.25%, 04/01/15	982,500
1,500,000	Pilgrim's Pride Corporation 7.625%, 05/01/15 (1)	1,496,250
500,000	Pinnacle Foods Finance LLC 144A restriced, 10.625%, 04/01/17	491,875
		------------
		8,237,360
		------------
	Consumer Staples - Household & Personal Products - 2.36%
1,000,000	Visant Holding Corporation 8.75%, 12/01/13	1,042,500
1,500,000	Solo Cup Company 8.50%, 02/15/14 (1)	1,276,875
		------------
		2,319,375
		------------
	Energy - 11.28%
500,000	Harvest Operations Corp. 7.875%, 10/15/11	479,375
1,000,000	Stone Energy Corporation 8.25%, 12/15/11 (1)	996,250
875,000	CONSOL Energy Inc. 7.875%, 03/01/12	931,875
1,750,000	Williams Companies, Inc. (The) 8.125%, 03/15/12	1,903,125
2,000,000	Denbury Resources Inc. 7.50%, 04/01/13	2,020,000
1,500,000	Forest Oil Corporation 7.75%, 05/01/14	1,522,500
500,000	Newfield Exploration Company 6.625%, 09/01/14	500,000

500,000	Hornbeck Offshore Services, Inc. 6.125%, 12/01/14	473,125
750,000	Grant Prideco, Inc. 6.125%, 08/15/15	744,375
500,000	Peabody Energy Corporation 7.375%, 11/01/16	526,250
1,000,000	Chesapeake Energy Corporation 6.50%, 08/15/17	987,500
		------------
		11,084,375
		------------
	Financials - Diversified - 4.04%
2,000,000	Ford Motor Credit Company 7.25%, 10/25/11	1,943,806
2,000,000	General Motors Acceptance Corporation 7.56%, 12/01/14 (2)	2,022,750
		------------
		3,966,556
		------------
	Health Care - Services - 11.14%
1,500,000	Fresenius Medical Care Capital Trust IV 7.875%, 06/15/11	1,575,000
500,000	Inverness Medical Innovations, Inc. 8.75%, 02/15/12	521,250
1,250,000	AmeriPath, Inc. 10.50%, 04/01/13	1,337,500
1,250,000	Psychiatric Solutions, Inc. 10.625%, 06/15/13	1,368,750
2,000,000	Res-Care, Inc. 7.75%, 10/15/13	2,040,000
1,000,000	HCA Inc. 144A restricted, 9.125%, 11/15/14	1,068,750
2,500,000	DaVita, Inc. 7.25%, 03/15/15 (1)	2,528,125
500,000	Psychiatric Solutions, Inc. 7.75%, 07/15/15	507,500
		------------
		10,946,875
		------------
	Industrials - Capital Goods - 6.47%
1,000,000	DRS Technologies, Inc. 6.875%, 11/01/13	1,010,000
1,500,000	Manitowoc Company, Inc. (The) 7.125% 11/01/13	1,530,000
500,000	Terex Corporation 7.375%, 01/15/14	515,000
350,000	American Railcar Industries, Inc. 144A Restricted, 7.50%, 03/01/14	359,625
1,500,000	Bombardier Inc. 144A restricted, 6.30%, 05/01/14	1,425,000
250,000	Interline Brands, Inc. 8.125%, 06/15/14	258,125
500,000	RBS Global, Inc. & Rexnord Corporation 9.50%, 08/01/14	520,000
750,000	L-3 Communications Corporation 6.375%, 10/15/15	743,438
		------------
		6,361,188
		------------
	Industrials - Commerical Services & Supplies - 7.78%
2,000,000	ARAMARK Services, Inc. 5.00%, 06/01/12	1,795,000
1,000,000	Alliance Laundry Systems LLC 8.50%, 01/15/13	997,500
1,000,000	GEO Group, Inc. (The) 8.25%, 07/15/13	1,042,500
2,250,000	Great Lakes Dredge & Dock Company 7.75%, 12/15/13	2,233,125
1,500,000	Waste Services, Inc. 9.50%, 04/15/14	1,571,250
		------------
		7,639,375
		------------
	Industrials - Transportation - 1.51%
500,000	CMA CGM S.A. 144A restricted, 7.25%, 02/01/13	507,500
1,000,000	Park-Ohio Industries, Inc. 8.375%, 11/15/14	980,000
		------------
		1,487,500
		------------
	Information Technology - Hardware & Equipment - 1.48%
1,500,000	Flextronics International Ltd. 6.25%, 11/15/14	1,451,250
		------------
	Information Technology - Software & Services - 4.19%
1,500,000	Unisys Corporation 6.875%, 03/15/10 (1)	1,500,000
1,500,000	Iron Mountain Incorporated 8.625%, 04/01/13	1,543,500
1,000,000	SunGard Data Systems Inc. 9.125%, 08/15/13 (1)	1,072,500
		------------
		4,116,000
		------------
	Materials - 2.06%
500,000	Owens-Illinois, Inc. 8.10%, 05/15/07	500,000
500,000	Nalco Company 7.75%, 11/15/11	512,500
500,000	Georgia-Pacific Corporation 144A restricted, 7.00%, 01/15/15	502,500
500,000	Vitro, S.A.B. de C.V. 144A restricted, 9.125%, 02/01/17	512,500
		------------
		2,027,500
		------------
	Telecommunication Services - 1.54%
500,000	Syniverse Technologies Inc. 7.75%, 08/15/13	491,250
1,000,000	Nextel Communications, Inc. 6.875%, 10/31/13	1,024,461
		------------
		1,515,711
		------------
	Utilities - 2.13%
500,000	Sonat Inc. 7.625%, 07/15/11	536,875
500,000	AES Corporation (The) 144A restricted, 8.75%, 05/15/13	532,500
1,000,000	NRG Energy, Inc. 7.25%, 02/01/14	1,025,000
		------------
		2,094,375
		------------
TOTAL Non-convertible Bonds	(COST: $ 82,346,489)	83,192,209

		------------

COMMON STOCKS - 0.53%
	Energy - 0.30%
10,000	Teekay Offshore Partners L.P.	290,000
		------------
	Financials - Banks - 0.23%
10,000	Citizens Banking Corporation	221,600
		------------
TOTAL Common Stocks	(COST: $ 495,691)	511,600
		------------

SHORT-TERM INVESTMENTS - 14.08%
	Commercial Paper - 13.17%
$ 900,000	Nordea North America Inc. 04/02/07, 5.25%	900,000
900,000	UBS Finance (Delaware) LLC 04/02/07, 5.25%	900,000
1,000,000	Kinder Morgan Energy PartnersL.P.04/04/07, 5.38%	999,701
900,000	Fiserv, Inc. 04/05/07, 5.32%	899,601
1,500,000	Verizon Communications Inc. 04/10/07, 5.27%	1,498,243
1,095,000	Verizon Communications Inc. 04/11/07, 5.28%	1,093,555
500,000	Time Warner Cable Inc. 04/12/07, 5.33%	499,260
315,000	Walt Disney Company (The) 04/12/07, 5.25%	314,541
1,000,000	CVS Corporation 04/17/07, 5.35%	997,771
351,000	General Mills, Inc. 04/17/07, 5.27%	350,229
525,000	Time Warner Cable Inc. 04/18/07, 5.33%	523,756
375,000	Time Warner Cable Inc. 04/18/07, 5.33%	374,112
1,500,000	John Deere Capital Corporation 04/20/07, 5.25%	1,496,062
500,000	Fiserv, Inc. 04/25/07, 5.33%	498,297
805,000	SABMiller plc 04/27/07, 5.31%	802,032
800,000	Fortune Brands, Inc. 05/09/07, 5.30%	795,642
		------------
		12,942,802
		------------
	Variable Rate Security - 0.91%
895,515	Wisconsin Corporate Central Credit Union 04/02/07, 4.99%	895,515
		------------
TOTAL Short-term Investments	(COST: $ 13,838,317)	13,838,317
		------------

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.40%
	Money Market Fund - 0.26%
255,430	BlackRock Provident Institutional Funds
	TempCash Fund 5.21%, 04/02/07	255,430
		------------
	Repurchase Agreement - 8.14%
8,000,000	J.P. Morgan Chase Repurchase Agreement: (Dated 03/30/07),
	4.438%, Due 04/02/07 (Repurchase Proceeds $1,208),
	(collateralized by US Agency Pass-thru Securities)	8,000,000
		------------
TOTAL Investments purchased with cash proceeds
from securities lending (COST: $ 8,255,430)		8,255,430
		------------
TOTAL SECURITY HOLDINGS - 107.67%		$105,797,556
LIABILITIES, NET OF OTHER ASSETS - (7.67)%		(7,533,366)
		------------
TOTAL NET ASSETS		$ 98,264,190
		------------
		------------

% OF NET ASSETS * NON-INCOME PRODUCING

(1)	All or a portion of principal or shares are on loan.

(2)	Floating Rate Note based on U.S. dollar denominated 3-month LIBOR plus 220 basis points.

As of March 31, 2007, investment cost for federal tax purposes was $104,935,927 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$1,723,920
Unrealized depreciation	(862,291)
----------
Net unrealized appreciation	$ 861,629
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For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas High Income Fund, Inc. By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer

Date: 05/30/2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 05/30/2007 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 05/30/2007